Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
7. Subordinated liabilities
Opening balance as at 1 January	£ 33,425	£ 35,327
Issuances	3,162	6,785
Redemptions	(2,814)	(7,804)
Other	3,192	(883)
Closing balance	£ 36,965	£ 33,425